SUBSEQUENT EVENTS (Details Narrative) - BRL (R$) R$ in Thousands	2 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2025	Apr. 01, 2025	Jan. 23, 2025
CSN [Member]
IfrsStatementLineItems [Line Items]
Contract agreement, description	Company and its direct subsidiary, CSN Mineração, signed NCE (Export Credit Notes), PPE (Export Pre-Payments), and ACC (Foreign Exchange Contract Advances) contracts with financial institutions Credit Agricole, HSBC, and JP Morgan, totaling US$ 275,000, which represents approximately R$ 1,603,000.
Debentures [Member]
IfrsStatementLineItems [Line Items]
Total value of simple debentures				R$ 1,200,000
Nominal unit value of debentures				R$ 1
Obligation Assumption Agreement [Member]
IfrsStatementLineItems [Line Items]
Contract of assumption of obligation, estimated value		R$ 1,000,000
Major business combination [member] | CSN [Member]
IfrsStatementLineItems [Line Items]
First installment of purchase price			R$ 300,000